Schedule of Investments (unaudited)
June 30, 2020
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 82.4%
BlackRock Emerging Markets Fund, Inc., Class K	1,297,901	$ 31,720,696
BlackRock Technology Opportunities Fund, Class K(b)	398,688	19,184,851
iShares Core MSCI EAFE ETF	285,270	16,306,033
iShares Core S&P Small-Cap ETF(c)	307,269	20,983,400
iShares Core S&P Total U.S. Stock Market ETF(c)	1,261,142	87,573,701
iShares Edge MSCI Min Vol USA ETF	214,441	13,001,558
iShares Edge MSCI USA Value Factor ETF	290,372	20,988,088
iShares MSCI EAFE Growth ETF	525,650	43,686,772
iShares Trust iShares ESG MSCI USA ETF	820,085	57,397,749
iShares U.S. Medical Devices ETF(c)	64,983	17,205,549
Master Advantage Large Cap Core Portfolio	$ 35,476,891	35,476,891
		363,525,288
Fixed-Income Funds — 17.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	167,467	22,524,312
Master Total Return Portfolio	$ 53,702,102	53,702,102
		76,226,414
Total Long-Term Investments — 99.7% (Cost: $391,456,089)		439,751,702
Security	Shares	Value
Short-Term Securities(a)(d)
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	879,745	$ 879,745
SL Liquidity Series, LLC, Money Market Series, 0.50%(e)	2,019,630	2,021,246
Total Short-Term Securities — 0.7% (Cost: $2,900,991)		2,900,991
Total Investments — 100.4% (Cost: $394,357,080)		442,652,693
Liabilities in Excess of Other Assets — (0.4)%		(1,672,413)
Net Assets — 100.0%		$ 440,980,280
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	1,236,770	739,139	(678,008)	1,297,901	$ 31,720,696	$ 643,851	$ (1,200,190)	$ 2,296,716
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,981,772	—	(1,102,027)(b)	879,745	879,745	8,850	2	—
BlackRock Strategic Income Opportunities Portfolio, Class K(c)	—	3,393,600	(3,393,600)	—	—	249,443	378,162	—
BlackRock Technology Opportunities Fund, Class K	—	630,706	(232,018)	398,688	19,184,851	—	515,028	4,015,605
BlackRock Technology Opportunities Fund(c)	570,460	34,784	(605,244)	—	—	—	3,943,640	(315,305)
International Tilts Master Portfolio(c)	$21,858,604	$—	$(21,858,604)(b)(d)	$—	—	91,061	736,976	1,176,415
iShares 20+ Year Treasury Bond ETF(c)	—	55,847	(55,847)	—	—	38,041	(179,508)	—
iShares Core MSCI EAFE ETF	360,447	828,737	(903,914)	285,270	16,306,033	476,671	(5,089,468)	(3,475,134)
iShares Core S&P 500 ETF(c)	—	190,137	(190,137)	—	—	341,717	(5,666,101)	—
iShares Core S&P Small-Cap ETF	102,847	309,163	(104,741)	307,269	20,983,400	72,058	242,652	(1,209,624)
iShares Core S&P Total U.S. Stock Market ETF	1,233,844	267,013	(239,715)	1,261,142	87,573,701	1,280,984	(512,075)	4,347,943
iShares Edge MSCI Min Vol USA ETF	658,994	54,039	(498,592)	214,441	13,001,558	288,992	941,382	(2,309,017)
iShares Edge MSCI USA Momentum Factor ETF(c)	194,990	5,347	(200,337)	—	—	50,967	3,852,220	(2,928,244)
iShares Edge MSCI USA Quality Factor ETF(c)	203,617	165,765	(369,382)	—	—	289,388	(1,535,396)	(500,509)
iShares Edge MSCI USA Size Factor ETF(c)	—	187,325	(187,325)	—	—	117,572	(1,908,548)	—

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Value Factor ETF	—	292,687	(2,315)	290,372	$ 20,988,088	$ 115,083	$ (7,829)	$ 707,706
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	168,808	(1,341)	167,467	22,524,312	97,059	(2,105)	329,393
iShares MBS ETF(c)	—	107,938	(107,938)	—	—	27,310	(14,782)	—
iShares MSCI EAFE Growth ETF	—	529,956	(4,306)	525,650	43,686,772	265,890	607	4,857,481
iShares Trust iShares ESG MSCI USA ETF	—	1,147,455	(327,370)	820,085	57,397,749	208,519	2,395,053	6,288,585
iShares U.S. Medical Devices ETF	—	65,522	(539)	64,983	17,205,549	12,303	(2,456)	1,193,244
iShares U.S. Treasury Bond ETF(c)	—	1,113,290	(1,113,290)	—	—	163,370	1,581,448	—
Master Advantage Large Cap Core Portfolio	$38,228,579	$—	$(2,751,688)(b)(d)	$35,476,891	35,476,891	391,706	581,032	2,055,277
Master Total Return Portfolio	$41,738,959	$11,963,143(b)(d)	$—	$53,702,102	53,702,102	749,756	1,573,070	(119,434)
SL Liquidity Series, LLC, Money Market Series	—	2,019,630(b)	—	2,019,630	2,021,246	32,708(e)	11,075	—
U.S. Total Bond Index Master Portfolio(c)	$31,000,464	$—	$(31,000,464)(b)(d)	$—	—	29,773	1,605,163	(1,609,930)
					$ 442,652,693	$ 6,043,072	$ 2,239,052	$ 14,801,168
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock 80/20 Target Allocation Fund
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 350,572,709	$ —	$ —	$ 350,572,709
Short-Term Securities
Money Market Funds	879,745	—	—	879,745
	$ 351,452,454	$ —	$ —	351,452,454
Investments Valued at NAV(a)				91,200,239
				$ 442,652,693
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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